Expense Example - PIMCO California Short Duration Municipal Income Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	34	106	185	418	44	138	241	542	298	453	622	1,111